Consolidated statements of cash flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Profit for the year	$ 602,935,000	$ (262,804,000)	$ (150,339,000)
Proceeds from sales of goods and services	809,668,000	945,631,000	708,196,000
Dividends received from associates	79,140,000	148,411,000	3,649,000
Recovery of taxes	32,793,000	28,191,000	42,967,000
Royalty received	5,183,000	17,074,000	18,954,000
Interest received	2,915,000	207,000	1,658,000
Dividends received from other investments	0	3,350,000	2,500,000
Proceeds from insurance claim	0	2,358,000	4,381,000
Payments to suppliers and third parties, and other net	(580,468,000)	(608,689,000)	(434,591,000)
Payments to and for employees	(123,903,000)	(125,773,000)	(129,353,000)
Income tax and royalties paid to Peruvian State	(82,637,000)	(34,157,000)	(25,708,000)
Short-term and low value lease payments	(41,352,000)	(35,985,000)	(19,549,000)
Interest paid	(41,132,000)	(14,504,000)	(21,653,000)
Payments of royalties to third parties	(11,053,000)	(6,970,000)	(6,180,000)
Payments for tax litigation	(7,488,000)	(552,639,000)	(22,386,000)
Adjustments to reconcile profit after income tax to net cash flows from operating activities:
Income tax expense		9,700,000	9,700,000	$ 9,700,000
Net increase (decrease) in operating liabilities:
Net cash flows from (used in) operating activities	41,666,000	(233,495,000)	122,885,000
Cash flows of investing activities
Collection for sale of participation in Yanacocha	300,000,000	0	0
Collection for purchase of La Zanja shares	45,000,000	0	0
Proceeds from sale of property, plant and equipment	13,116,000	739,000	24,416,000
Proceeds from sale of investments	1,577,000	0	0
Proceeds from sale of investments in subsidiaries	0	3,640,000	0
Payments for acquisition of property, plant and equipment	(151,973,000)	(90,309,000)	(71,546,000)
Acquisition of investment in associate	(1,677,000)	0	(13,453,000)
Payments for acquisition of other assets	(290,000)	(357,000)	(1,641,000)
Net cash flows from (used in) investing activities	205,753,000	(86,287,000)	(62,224,000)
Cash flows of financing activities
Revolving credit facility	0	50,000,000	18,019,000
Payments of senior unsecured credit facility	(50,000,000)	(65,793,000)	(7,197,000)
Decrease (increase) of restricted time deposits	29,117,000	(29,242,000)	0
Senior notes bonds issued, net of issuance costs	0	539,300,000	0
Payments	(323,057,000)	(21,585,000)	(38,994,000)
Dividends paid to controlling interest	(18,542,000)	0	0
Lease payments	(4,638,000)	(5,205,000)	(4,080,000)
Other financial payments	0	(10,700,000)	0
Dividends paid to non-controlling interest	(2,647,000)	(6,160,000)	(5,140,000)
Decrease (increase) of bank accounts in trust	(733,000)	17,000	2,134,000
Net cash flows from (used in) financing activities	(370,500,000)	461,332,000	(35,258,000)
Increase (decrease) in cash and cash equivalents for the year, net	(123,081,000)	141,550,000	25,403,000
Cash and cash equivalents at beginning of year	376,999,000	235,449,000	210,046,000
Cash and cash equivalents at year-end	253,918,000	376,999,000	235,449,000	210,046,000
Financing and investing activities not affecting cash flows:
Additions	11,712,000	2,973,000	5,213,000
Due from for sales of properties and concessions	2,119,000	7,481,000	8,233,000
Changes in estimates of mine closure plans	(21,869,000)	(3,272,000)	31,558,000
Unrealized income (loss) in investments	(101,000)	(335,000)	264,000
Transactions with no effects in cash flows:
Increase of right-of-use assets	11,700,000	3,000,000.0
Sociedad Minera Cerro Verde S.A.A
Operating activities
Profit for the year	925,353,000	1,191,474,000	274,544,000
Adjustments to reconcile profit after income tax to net cash flows from operating activities:
Income tax expense	528,214,000	750,082,000	235,613,000
Depreciation and amortization	504,750,000	484,218,000	484,237,000
Work in progress stockpiles write-off	7,668,000	0
Accretion on the provision for remediation and mine closure	4,566,000	3,715,000	4,196,000
Gain on sale of property, plant and equipment	(279,000)	(255,000)	(11,000)
Provision of mining royalties dispute	0	15,311,000	44,414,000
Provision (gain) on uncertain income tax positions	(19,667,000)	(14,379,000)	1,313,000
Profit sharing adjustments	(1,585,000)	(1,002,000)	42,041,000
Canceled capital projects	18,000	195,000	6,255,000
Share-based payments cost	2,502,000	2,894,000	2,259,000
Net (increase) decrease in operating assets:
Trade and other receivables	(95,416,000)	(4,477,000)	(139,577,000)
Other accounts receivable	(4,057,000)	3,018,000	623,000
Inventories and stockpiles and ore on leach pads	(54,058,000)	(23,170,000)	(60,549,000)
Other non-financial assets	(22,430,000)	(27,660,000)	(15,008,000)
Net increase (decrease) in operating liabilities:
Trade and other payables	60,574,000	34,735,000	(28,677,000)
Other accounts payable	(7,140,000)	(28,200,000)	48,503,000
Benefits to employees	(16,695,000)	60,581,000	18,178,000
Other provisions	(3,310,000)	(2,883,000)	(28,398,000)
Mining royalties dispute payments	0	(420,963,000)	(138,904,000)
Interest paid (not included in the financing activities)	(3,934,000)	(9,674,000)	(21,260,000)
Interest on lease payments	(3,912,000)	(4,371,000)	(4,875,000)
Income tax paid	(934,101,000)	(315,861,000)	(86,610,000)
Net cash flows from (used in) operating activities	867,061,000	1,693,328,000	638,307,000
Cash flows of investing activities
Proceeds from sale of property, plant and equipment	384,000	423,000	189,000
Purchases of intangibles assets	0	(6,951,000)
Payments for acquisition of property, plant and equipment	(206,354,000)	(155,912,000)	(178,991,000)
Stripping activity asset	(304,198,000)	(214,192,000)	(92,890,000)
Net cash flows from (used in) investing activities	(510,168,000)	(376,632,000)	(271,692,000)
Cash flows of financing activities
Revolving credit facility	325,000,000	0
Payments of revolving credit facility	(325,000,000)	0
Payments of senior unsecured credit facility	(325,000,000)	(200,000,000)	(305,000,000)
Lease payments	(12,327,000)	(12,746,000)	(9,376,000)
Other financial payments	(3,482,000)	0
Dividends	(400,000,000)	(700,000,000)
Net cash flows from (used in) financing activities	(740,809,000)	(912,746,000)	(314,376,000)
Increase (decrease) in cash and cash equivalents for the year, net	(383,916,000)	403,950,000	52,239,000
Cash and cash equivalents at beginning of year	937,680,000	533,730,000		$ 481,491,000
Cash and cash equivalents at year-end	553,764,000	937,680,000	533,730,000
Transactions with no effects in cash flows:
Changes on the provision for remediation and mine closure	$ 17,812,000	$ 18,271,000	$ (37,569,000)